UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-3006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

2X04 John Hancock Funds Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 John Hancock Funds High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  934484243
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082108
    Meeting Type:  Special
    Meeting Date:  12-Oct-2016
          Ticker:  CMLS
            ISIN:  US2310821085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PROPOSAL TO APPROVE AND ADOPT AN AMENDMENT                Mgmt          For                            For
       TO OUR CERTIFICATE OF INCORPORATION TO
       EFFECT A REVERSE STOCK SPLIT AND AUTHORIZED
       SHARE DECREASE.

2.     PROPOSAL TO APPROVE THE ADJOURNMENT OF THE                Mgmt          For                            For
       SPECIAL MEETING, IF NECESSARY OR ADVISABLE.




--------------------------------------------------------------------------------------------------------------------------
 ENERGY XXI GULF COAST                                                                       Agenda Number:  934602221
--------------------------------------------------------------------------------------------------------------------------
        Security:  29276K101
    Meeting Type:  Annual
    Meeting Date:  10-May-2017
          Ticker:  EXXI
            ISIN:  US29276K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL S. BAHORICH                                       Mgmt          For                            For
       DOUGLAS E. BROOKS                                         Mgmt          For                            For
       GEORGE KOLLITIDES                                         Mgmt          For                            For
       MICHAEL S. REDDIN                                         Mgmt          For                            For
       STANFORD SPRINGEL                                         Mgmt          For                            For
       JAMES W. SWENT III                                        Mgmt          For                            For
       CHARLES W. WAMPLER                                        Mgmt          For                            For

2.     TO APPROVE, IN A NON-BINDING ADVISORY VOTE,               Mgmt          For                            For
       THE COMPENSATION PROVIDED TO THE NAMED
       EXECUTIVE OFFICERS AS DESCRIBED IN THE
       PROXY STATEMENT

3.     TO APPROVE, IN A NON-BINDING ADVISORY VOTE,               Mgmt          1 Year                         For
       THE FREQUENCY OF FUTURE ADVISORY VOTES ON
       THE COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS

4.     TO APPROVE THE APPOINTMENT OF ERNST & YOUNG               Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR 2017




--------------------------------------------------------------------------------------------------------------------------
 HALCON RESOURCES CORPORATION                                                                Agenda Number:  934554153
--------------------------------------------------------------------------------------------------------------------------
        Security:  40537Q605
    Meeting Type:  Annual
    Meeting Date:  04-May-2017
          Ticker:  HK
            ISIN:  US40537Q6052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       THOMAS R. FULLER                                          Mgmt          Withheld                       Against
       FLOYD C. WILSON                                           Mgmt          Withheld                       Against

2.     TO APPROVE, IN A NON-BINDING ADVISORY VOTE,               Mgmt          Against                        Against
       EXECUTIVE COMPENSATION OF OUR NAMED
       EXECUTIVE OFFICERS.

3.     TO DETERMINE, IN A NON-BINDING ADVISORY                   Mgmt          1 Year                         Against
       VOTE, WHETHER A STOCKHOLDER VOTE TO APPROVE
       THE COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS SHOULD OCCUR EVERY ONE, TWO OR
       THREE YEARS.

4.     TO RATIFY THE APPOINTMENT OF DELOITTE &                   Mgmt          Against                        Against
       TOUCHE LLP, AN INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM, AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2017.




--------------------------------------------------------------------------------------------------------------------------
 SANDRIDGE ENERGY, INC.                                                                      Agenda Number:  934617929
--------------------------------------------------------------------------------------------------------------------------
        Security:  80007P869
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2017
          Ticker:  SD
            ISIN:  US80007P8692
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JAMES D. BENNETT                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: MICHAEL L. BENNETT                  Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: JOHN V. GENOVA                      Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: WILLIAM M. GRIFFIN,                 Mgmt          For                            For
       JR.

1E.    ELECTION OF DIRECTOR: DAVID J. KORNDER                    Mgmt          For                            For

2.     RATIFY THE SELECTION OF                                   Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2017.

3.     APPROVE, IN A NON-BINDING VOTE, THE                       Mgmt          Against                        Against
       COMPENSATION PROVIDED TO THE COMPANY'S
       NAMED EXECUTIVE OFFICERS.

4.     RECOMMEND, IN A NON-BINDING VOTE, WHETHER A               Mgmt          1 Year                         For
       NON-BINDING STOCKHOLDER VOTE TO APPROVE THE
       COMPENSATION OF THE COMPANY'S NAMED
       EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE,
       TWO OR THREE YEARS.



2X06 John Hancock Funds Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3340 JHF Global Conservative Absolute Return
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3375 JHF ESG Core Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Global Short Duration Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 ENERGY XXI GULF COAST                                                                       Agenda Number:  934602221
--------------------------------------------------------------------------------------------------------------------------
        Security:  29276K101
    Meeting Type:  Annual
    Meeting Date:  10-May-2017
          Ticker:  EXXI
            ISIN:  US29276K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL S. BAHORICH                                       Mgmt          For                            For
       DOUGLAS E. BROOKS                                         Mgmt          For                            For
       GEORGE KOLLITIDES                                         Mgmt          For                            For
       MICHAEL S. REDDIN                                         Mgmt          For                            For
       STANFORD SPRINGEL                                         Mgmt          For                            For
       JAMES W. SWENT III                                        Mgmt          For                            For
       CHARLES W. WAMPLER                                        Mgmt          For                            For

2.     TO APPROVE, IN A NON-BINDING ADVISORY VOTE,               Mgmt          For                            For
       THE COMPENSATION PROVIDED TO THE NAMED
       EXECUTIVE OFFICERS AS DESCRIBED IN THE
       PROXY STATEMENT

3.     TO APPROVE, IN A NON-BINDING ADVISORY VOTE,               Mgmt          1 Year                         For
       THE FREQUENCY OF FUTURE ADVISORY VOTES ON
       THE COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS

4.     TO APPROVE THE APPOINTMENT OF ERNST & YOUNG               Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR 2017




--------------------------------------------------------------------------------------------------------------------------
 HALCON RESOURCES CORPORATION                                                                Agenda Number:  934554153
--------------------------------------------------------------------------------------------------------------------------
        Security:  40537Q605
    Meeting Type:  Annual
    Meeting Date:  04-May-2017
          Ticker:  HK
            ISIN:  US40537Q6052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       THOMAS R. FULLER                                          Mgmt          Withheld                       Against
       FLOYD C. WILSON                                           Mgmt          Withheld                       Against

2.     TO APPROVE, IN A NON-BINDING ADVISORY VOTE,               Mgmt          Against                        Against
       EXECUTIVE COMPENSATION OF OUR NAMED
       EXECUTIVE OFFICERS.

3.     TO DETERMINE, IN A NON-BINDING ADVISORY                   Mgmt          1 Year                         Against
       VOTE, WHETHER A STOCKHOLDER VOTE TO APPROVE
       THE COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS SHOULD OCCUR EVERY ONE, TWO OR
       THREE YEARS.

4.     TO RATIFY THE APPOINTMENT OF DELOITTE &                   Mgmt          Against                        Against
       TOUCHE LLP, AN INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM, AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2017.




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC EXPLORATION & PRODUCTION CORP.                                                      Agenda Number:  934606700
--------------------------------------------------------------------------------------------------------------------------
        Security:  69423W889
    Meeting Type:  Annual
    Meeting Date:  31-May-2017
          Ticker:  PEGFF
            ISIN:  CA69423W8896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SET THE NUMBER OF DIRECTORS AT 6.                      Mgmt          For                            For

02     DIRECTOR
       LUIS FERNANDO ALARCON                                     Mgmt          For                            For
       W. ELLIS ARMSTRONG                                        Mgmt          For                            For
       GABRIEL DE ALBA                                           Mgmt          For                            For
       RAYMOND BROMARK                                           Mgmt          For                            For
       RUSSELL FORD                                              Mgmt          For                            For
       CAMILO MARULANDA                                          Mgmt          For                            For

03     APPOINTMENT OF ERNST & YOUNG LLP AS                       Mgmt          For                            For
       AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX
       THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 SANDRIDGE ENERGY, INC.                                                                      Agenda Number:  934617929
--------------------------------------------------------------------------------------------------------------------------
        Security:  80007P869
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2017
          Ticker:  SD
            ISIN:  US80007P8692
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JAMES D. BENNETT                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: MICHAEL L. BENNETT                  Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: JOHN V. GENOVA                      Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: WILLIAM M. GRIFFIN,                 Mgmt          For                            For
       JR.

1E.    ELECTION OF DIRECTOR: DAVID J. KORNDER                    Mgmt          For                            For

2.     RATIFY THE SELECTION OF                                   Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2017.

3.     APPROVE, IN A NON-BINDING VOTE, THE                       Mgmt          Against                        Against
       COMPENSATION PROVIDED TO THE COMPANY'S
       NAMED EXECUTIVE OFFICERS.

4.     RECOMMEND, IN A NON-BINDING VOTE, WHETHER A               Mgmt          1 Year                         For
       NON-BINDING STOCKHOLDER VOTE TO APPROVE THE
       COMPENSATION OF THE COMPANY'S NAMED
       EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE,
       TWO OR THREE YEARS.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/23/2017